FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Held at Amortised Cost - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
Asset-backed securities:
Net carrying amount	£ 5,137	£ 5,325
The Group | Loans
Asset-backed securities:
Asset-backed securities	3,659	3,808
Corporate and other debt securities	1,479	1,518
The Group | Investment grade | Loans
Asset-backed securities:
Asset-backed securities	3,639	3,808
Corporate and other debt securities	1,463	1,517
The Group | Other | Sub-investment grade
Asset-backed securities:
Net carrying amount	8	0
The Group | Other | Not rated
Asset-backed securities:
Net carrying amount	28	1
The Group | Other | Loans
Asset-backed securities:
Asset-backed securities	20	0
Corporate and other debt securities	16	1
The Bank
Asset-backed securities:
Net carrying amount	4,315	5,241
The Bank | Loans
Asset-backed securities:
Asset-backed securities	2,844	3,724
Corporate and other debt securities	1,472	1,517
Net carrying amount	4,315	5,241
The Bank | Investment grade | Loans
Asset-backed securities:
Asset-backed securities	2,844	3,724
Corporate and other debt securities	1,457	1,517
The Bank | Other | Sub-investment grade
Asset-backed securities:
Net carrying amount	0	0
The Bank | Other | Not rated
Asset-backed securities:
Net carrying amount	15	0
The Bank | Other | Loans
Asset-backed securities:
Asset-backed securities	0	0
Corporate and other debt securities	15	0
Mortgage-backed securities | The Group | Loans
Asset-backed securities:
Asset-backed securities	2,046	2,934
Mortgage-backed securities | The Group | Investment grade | Loans
Asset-backed securities:
Asset-backed securities	2,046	2,934
Mortgage-backed securities | The Group | Other | Loans
Asset-backed securities:
Asset-backed securities	0	0
Mortgage-backed securities | The Bank | Loans
Asset-backed securities:
Asset-backed securities	1,741	2,926
Mortgage-backed securities | The Bank | Investment grade | Loans
Asset-backed securities:
Asset-backed securities	1,741	2,926
Mortgage-backed securities | The Bank | Other | Loans
Asset-backed securities:
Asset-backed securities	0	0
Other asset-backed securities | The Group | Loans
Asset-backed securities:
Asset-backed securities	1,613	874
Other asset-backed securities | The Group | Investment grade | Loans
Asset-backed securities:
Asset-backed securities	1,593	874
Other asset-backed securities | The Group | Other | Loans
Asset-backed securities:
Asset-backed securities	20	0
Other asset-backed securities | The Bank | Loans
Asset-backed securities:
Asset-backed securities	1,103	798
Other asset-backed securities | The Bank | Investment grade | Loans
Asset-backed securities:
Asset-backed securities	1,103	798
Other asset-backed securities | The Bank | Other | Loans
Asset-backed securities:
Asset-backed securities	0	0
Corporate and other debt securities | The Group | Loans
Asset-backed securities:
Gross exposure	5,138	5,326
Allowance for impairment losses	(1)	(1)
Net carrying amount	5,137	5,325
Corporate and other debt securities | The Group | Investment grade | Loans
Asset-backed securities:
Gross exposure	5,102	5,325
Corporate and other debt securities | The Group | Other | Loans
Asset-backed securities:
Gross exposure	36	1
Corporate and other debt securities | The Bank | Loans
Asset-backed securities:
Gross exposure	4,316	5,241
Allowance for impairment losses	(1)	0
Corporate and other debt securities | The Bank | Investment grade | Loans
Asset-backed securities:
Gross exposure	4,301	5,241
Corporate and other debt securities | The Bank | Other | Loans
Asset-backed securities:
Gross exposure	£ 15	£ 0